FAIR VALUE MEASUREMENTS (changes in Level 3 fair value of equity securities) (Details) - Equity Securities - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Impairment Effects on Earnings Per Share [Line Items]
Balance at January 1,	¥ 178,871
Additions		¥ 77,000
Change in fair value of warrant liability	49,835	101,871
Balance at December 31,	¥ 228,706	¥ 178,871